As filed with the Securities and Exchange Commission on November 24, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Brooklyn Capital Management, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esp.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-877-607-0414
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2010

Date of reporting period:  9/30/2010

Item 1. Schedule of Investments.

Special Opportunities Fund, Inc.
Portfolio of Investments
September 30, 2010 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 57.59%
Closed-End Funds - 55.58%
Adams Express Company	276,839	$2,757,316
Bancroft Fund, Ltd.	29,992	491,269
BlackRock California Investment Quality Municipal Trust (d)(i)(j)	1,052	14,760
Blue Chip Value Fund, Inc. (a)	836,893	2,761,747
Boulder Growth & Income Fund, Inc. (a)	316,668	1,969,675
Boulder Total Return Fund, Inc. (a)	184,149	2,784,333
Claymore Dividend & Income Fund	38,069	540,199
Cohen & Steers Dividend Majors Fund, Inc.	11,040	124,973
Cohen & Steers Infrastructure Fund, Inc.	27,907	444,279
DWS Dreman Value Income Edge Fund, Inc.	82,164	1,100,998
DWS RREEF Real Estate Fund, Inc. (d)(i)(j)	126,913	11,803
DWS RREEF Real Estate Fund II, Inc. (d)(i)(j)	201,612	28,830
DWS RREEF World Real Estate Fund, Inc.	151,216	2,594,866
First Opportunity Fund, Inc.	275,606	1,799,707
First Trust/Four Corners Senior Floating Rate Income Fund (j)	146,729	2,004,318
Gabelli Dividend & Income Trust	15,607	217,405
Gabelli Global Multimedia Trust, Inc.	135,290	1,029,557
H&Q Healthcare Investors	181,415	2,191,493
H&Q Life Sciences Investors	50,626	485,503
Korea Equity Fund, Inc. (a)	68,639	758,461
Liberty All-Star Equity Fund, Inc.	623,156	2,748,118
Liberty All-Star Growth Fund, Inc.	375,519	1,445,748
LMP Capital and Income Fund, Inc.	283,428	3,236,748
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	30,800	408,100
Macquarie Global Infrastructure Total Return Fund, Inc.	80,776	1,334,420
NFJ Dividend Interest & Premium Strategy Fund	169,446	2,670,469
RiverSource LaSalle International Real Estate Fund, Inc.	163,406	1,521,310
Royce Focus Trust, Inc. (a)	17,500	111,475
Royce Micro-Cap Trust, Inc. (a)	423,851	3,496,771
Royce Value Trust, Inc. (a)	348,093	4,225,849
SunAmerica Focused Alpha Growth Fund, Inc.	326,252	5,151,519
SunAmerica Focused Alpha Large-Cap Fund, Inc.	75,644	1,094,569
Taiwan Greater China Fund (a)	80,078	538,925
Tri-Continental Corporation	387,319	4,775,643
		56,871,156
Business Development Company - 2.01%
Equus Total Return, Inc. (a)	23,359	55,361
MVC Capital, Inc.	154,606	2,005,240
Total Investment Companies (Cost $54,661,852)		58,931,757

AUCTION RATE PREFERRED SECURITIES - 16.02% (c)(d)
BlackRock California Municipal 2018 Term Trust - Series M7, 0.457%	100	2,118,750
BlackRock Credit Allocation Income Trust III, Inc. - Series R7, 0.330%	6	127,500
BlackRock Insured Municipal Income Trust - Series F7, 0.457%	60	1,275,000
BlackRock Municipal 2018 Term Trust - Series W7, 0.426%	100	2,118,750
BlackRock Municipal Bond Trust - Series R7, 0.426%	75	1,593,750
BlackRock Municipal Bond Trust - Series T7, 0.426%	75	1,593,750
BlackRock MuniHoldings Fund, Inc. - Series C, 1.515%	25	539,062
BlackRock MuniHoldings Fund II, Inc. - Series A, 0.426%	50	1,062,500
BlackRock MuniHoldings New York Insured Fund, Inc. - Series B, 0.426%	1	21,375
BlackRock MuniHoldings New York Insured Fund, Inc. - Series D, 0.457%	9	192,375
BlackRock MuniHoldings New York Insured Fund, Inc. - Series E, 0.426%	1	21,375
BlackRock New York Municipal Bond Trust - Series T7, 0.426%	52	1,040,000
Neuberger Berman Real Estate Securities Income Fund, Inc. - Series B, 1.500%	44	926,750
Neuberger Berman Real Estate Securities Income Fund, Inc. - Series D, 1.500%	42	892,500
Neuberger Berman Real Estate Securities Income Fund, Inc. - Series E, 1.500%	45	953,438
Neuberger Berman Real Estate Securities Income Fund, Inc. - Series F, 1.500%	10	209,375

Nuveen California Dividend Advantage Municipal Fund, Inc. - Series TH, 0.427%	8	180,000
Nuveen California Performance Plus Municipal Fund, Inc. - Series W, 0.427%	1	22,500
Nuveen Insured Quality Municipal Fund, Inc. - Series TH, 0.427%	19	427,500
Nuveen Insured Quality Municipal Fund, Inc. - Series W, 0.427%	4	90,000
Nuveen Investment Quality Municipal Fund, Inc. - Series M, 0.457%	4	90,000
Nuveen Performance Plus Municipal Fund, Inc. - Series W, 0.427%	3	67,500
Nuveen Premium Income Municipal Fund, Inc. - Series TH, 0.427%	33	742,500
Nuveen Premium Income Municipal Fund, Inc. - Series W, 0.427%	4	90,000
Total Auction Rate Preferred Securities (Cost $16,396,250)		16,396,250

COMMON STOCKS - 10.39%
Gold & Silver Ores - 0.14%
Capital Gold Corporation (a)	30,696	148,262
Grocery Stores - 0.26%
Winn-Dixie Stores, Inc. (a)	37,703	268,822
Pharmaceuticals Preparations - 0.08%
Myrexis, Inc. (a)	19,896	76,799
Real Estate Investment Trusts - 1.00%
ARMOUR Residential REIT, Inc.	68,271	479,262
Monmouth Real Estate Investment Corporation - Class A	68,919	538,947
		1,018,209
Retail-Auto Dealers & Gasoline Stations - 3.11%
Casey's General Stores, Inc.	76,321	3,186,402
Special Purpose Acquisition Vehicle - 4.53%
57th Street General Acquisition Corporation (a)	100,000	966,000
Liberty Acquisition Holdings Corporation (a)	356,766	3,671,122
		4,637,122
Variety Stores - 1.27%
BJ's Wholesale Club, Inc. (a)	31,214	1,295,381
Total Common Stocks (Cost $10,477,889)		10,630,997

PREFERRED STOCKS - 1.08%
General Motors Corporation/Motors Liquidation Company, 7.250% (a)	26,853	204,083
General Motors Corporation/Motors Liquidation Company, 7.250% (a)	37,554	285,410
General Motors Corporation/Motors Liquidation Company, 7.250% (a)	57,569	437,524
General Motors Corporation/Motors Liquidation Company, 7.375% (a)	1,623	12,335
General Motors Corporation/Motors Liquidation Company, 7.375% (a)	2,000	15,200
General Motors Corporation/Motors Liquidation Company, 7.500% (a)	19,705	149,758
Total Preferred Stocks (Cost $1,060,313)		1,104,310

CONVERTIBLE PREFERRED STOCKS - 0.88%
General Motors Corporation/Motors Liquidation Company - Series B, 5.250% (a)	14,151	111,086
General Motors Corporation/Motors Liquidation Company - Series C, 6.250% (a)	99,741	790,946
Total Convertible Preferred Stocks (Cost $865,133)		902,032

	Principal
CONVERTIBLE BONDS - 2.71%	Amount
Accuride Corporation
7.500%, 02/26/2020 (Acquired 03/16/2010 - 08/26/2010, Cost $755,948) (f)(g)	$343,412	856,813
GGP Limited Partnership
3.980%, 04/15/2027 (Acquired 03/09/2010 - 08/19/2010, Cost $1,898,857) (b)(e)	1,800,000	1,917,000
Total Convertible Bonds (Cost $2,654,805)		2,773,813

CORPORATE BONDS - 8.45%
Rouse Company Limited Partnership
5.375%, 11/26/2013 (e)	1,000,000	1,123,750
3.625%, 03/15/2020 (e)	1,000,000	1,065,000
8.000%, 04/30/2020 (e)	3,000,000	3,480,000
		5,668,750
Washington Mutual, Inc.
0.000%, 09/17/2012 (e)	3,000,000	2,977,500
Total Corporate Bonds (Cost $8,450,625)		8,646,250

	STRUCTURED LIFE SETTLEMENT NOTES - 0.76%
	Cedar Lane Series A-2 Notes (a)(d)(i)	780,000	780,000
	Total Structured Life Settlement Notes (Cost $780,000)		780,000

	WARRANTS - 0.04%
	57th Street General Acquisition Corporation
	Expiration: August 2016,
	Exercise Price: $11.50 (a)	100,000	40,000
	Total Warrants (Cost $40,000)		40,000

	MONEY MARKET FUNDS - 3.37%
	Fidelity Institutional Government Portfolio - Class I, 0.064% (h)	1,642,859	1,642,859
	Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.094% (h)	1,807,579	1,807,579
	Total Money Market Funds (Cost $3,450,438)		3,450,438
	Total Investments (Cost $98,837,305) - 101.29%		103,655,847
	Liabilities in Excess of Other Assets - (1.29)%		(1,324,981)
	TOTAL NET ASSETS - 100.00%		$102,330,866

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Restricted under Rule 144A of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $1,917,000, representing 1.87% of net assets.

(c)	The coupon rates shown represent the rates at September 30, 2010.
(d)	Fair valued securities. The total market value of these securities was $17,231,643, representing 16.84% of net assets.
(e)	Default or other conditions exist and security is not presently accruing income.
(f)	Payment-in-kind security.
(g)
Restricted security not registered under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $856,813, representing 0.84% of net assets.

(h)	The rate shown represents the 7-day yield at September 30, 2010.
(i)	Illiquid security.
(j)	Security currently undergoing a full liquidation with all proceeds paid out to shareholders.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities.  The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers.  Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities.  A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities.  If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”).  Various factors may be reviewed in order to make a good faith determination of a security’s fair value.  These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions.  If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.  The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)	Total
Investment Companies	$58,876,364	$55,393	$-	$58,931,757
Auction Rate Preferred Securities	-	-	16,396,250	16,396,250
Common Stocks	9,664,997	966,000	-	10,630,997
Preferred Stocks	-	1,104,310	-	1,104,310
Convertible Preferred Stocks	-	902,032	-	902,032
Convertible Bonds	-	2,773,813	-	2,773,813
Corporate Bonds	-	8,646,250	-	8,646,250
Structured Life Settlement Notes	-	-	780,000	780,000
Warrants	-	40,000	-	40,000
Money Market Funds	3,450,438	-	-	3,450,438
Total	$71,991,799	$14,487,798	$17,176,250	$103,655,847

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of December 31, 2009			$-
Accrued discounts / premiums			-
Realized gain (loss)			244,250
Change in unrealized appreciation (depreciation)			-
Net purchases (sales)			16,932,000
Transfers in and / or out of Level 3			-
Balance as of September 30, 2010			$17,176,250

There were no significant transfers into and out of Level 1 and Level 2 during the nine months ended September 30, 2010.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$98,837,305
Gross unrealized appreciation	5,170,695
Gross unrealized depreciation	(352,153)
Net unrealized appreciation	$4,818,542

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Special Opportunities Fund, Inc.

By (Signature and Title)          /s/ Andrew Dakos
Andrew Dakos, President

Date          November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Andrew Dakos
Andrew Dakos, President

Date       November 24, 2010

By (Signature and Title)          /s/ Gerald Hellerman
Gerald Hellerman, Chief Financial Officer

Date        November 22, 2010